UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 754	$ 772
Financial assets	50	77
Accounts and other receivable, net	1,364	1,352
Inventory, net	63	61
Other assets	524	489
Current Assets	2,755	2,751
Non-Current Assets
Financial assets	274	147
Accounts and other receivable, net	1,971	2,217
Other assets	250	248
Property, plant and equipment	2,671	2,743
Deferred income tax assets	263	221
Intangible assets	6,411	6,931
Equity accounted investments	208	222
Goodwill	5,700	5,702
Assets	20,503	21,182
Current Liabilities
Accounts payable and other	2,794	2,534
Non-recourse borrowings in subsidiaries of the company	238	793
Exchangeable and class B shares	1,375	1,501
Current Liabilities	4,407	4,828
Non-Current Liabilities
Accounts payable and other	2,236	2,284
Non-recourse borrowings in subsidiaries of the company	8,094	8,030
Deferred income tax liabilities	1,184	1,280
Liabilities	15,921	16,422
Equity
Brookfield Business Partners	849	880
Non-controlling interests	3,733	3,880
Equity	4,582	4,760
Liabilities and Equity	$ 20,503	$ 21,182